Annual Total Returns- Federated Hermes Short-Intermediate Municipal Fund (Class A2 Shares) [BarChart] - Class A2 Shares - Federated Hermes Short-Intermediate Municipal Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.61%	1.90%	(0.04%)	1.62%	0.07%	(0.55%)	1.64%	0.69%	2.85%	1.72%